Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments
Derivative Assets and Liabilities
Derivative assets and liabilities relating to the foregoing categories consisted of the following:
Derivative Assets Derivative Liabilities
As at December 31 December 31 December 31 December 31
millions of dollars 2025 2024 2025 2024
Regulatory deferral:
Commodity swaps and forwards
$
22 $
25 $
33 $
44
FX forwards
3
27
2
3
25
52
35
47
HFT derivatives:
Power swaps and physical contracts
51
34
50
30
Natural gas swaps, futures, forwards, physical
contracts
238
236
695
660
289
270
745
690
Other derivatives:
Equity derivatives
8 -
-
2
FX forwards
8 -
1
34
16 -
1
36
Total
gross derivatives
330
322
781
773
Impact of master netting agreements:
Regulatory deferral
(1) (7) (1) (7)
HFT derivatives
(131) (148) (131) (148)
Total
impact of master netting agreements
(132) (155) (132) (155)
Less: Derivatives classified as held for sale
(1)
-
(1) -
(1)
Total derivatives $
198 $
166 $
649 $
617
Current
(2)
156
115
534
526
Long-term
(2)
42
51
115
91
Total derivatives $
198 $
166 $
649 $
617
(1) On August 5, 2024, Emera announced an
agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified as
held for sale beginning in Q3 2024.
For further details on the pending transaction, refer
to note 4.
(2) Derivative assets
and
liabilities
are classified as current or long-term based upon
the maturities of the underlying contracts.

Changes in Realized and Unrealized Gains (Losses) on Derivatives
Commodity Commodity
swaps and FX swaps and FX
millions of dollars forwards forwards forwards forwards
For the year ended December 31 2025 2024
Unrealized (loss) gain in regulatory assets $ (36) $
1 $ (27) $
5
Unrealized gain (loss) in regulatory liabilities
13 (12)
11
33
Realized gain in regulatory assets (7) -
(8) -
Realized loss in regulatory liabilities
5 -
4 -
Realized loss (gain) in inventory
(1)
15 (8)
11 (8)
Realized loss (gain) in regulated fuel for generation and
purchased power
(2)
18 (4)
50 (6)
Total
change in derivative instruments
$
8 $ (23) $
41 $
24
(1) Realized (gains) losses will be recognized in
fuel for generation and purchased power when
the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments
settled and consumed in the period and hedging relationships that have been
terminated or the hedged transaction is no longer
probable.
For the
Year ended December 31
millions of dollars 2025 2024
Power swaps and physical contracts in non-regulated operating revenues $
4 $
12
Natural gas swaps, forwards, futures and physical contracts in non-regulated operating revenues
463
195
Total
gains in net income
$
467 $
207
For the Year ended December 31
millions of dollars 2025 2024
FX Equity FX Equity
Forwards Derivatives Forwards Derivatives
Unrealized gain (loss) in OM&G $ -
$
8 $ -
$ (2)
Unrealized gain (loss) in other income, net
39 -
(44) -
Realized gain in OM&G -
33 -
16
Realized loss in other income, net (16) -
(12) -
Total
gains (losses) in net income
$
23 $
41 $ (56) $
14

Notional Volumes of Outstanding Derivatives
millions 2026 2027-2028
Commodity swaps and forwards purchases:
Natural gas (MMBtu)
7
10
Power (MWh)
1 -
FX forwards:
FX contracts (millions of USD) $
175 $
72
Weighted average rate
1.3569
1.3534
% of USD requirements 64% 16%
2030 and
millions
2026 2027 2028 2029 thereafter
Natural gas purchases (Mmbtu)
473
140
57
28
47
Natural gas sales (Mmbtu)
492
99
18
6
3
Power purchases (MWh)
1 -
-
-
-
Power sales (MWh)
2
1 -
-
-

Summary of Concentration Risk
Concentration Risk
The Company's concentrations of risk consisted of the
following:
As at December 31, 2025 December 31, 2024
millions of
dollars
% of total
exposure
millions of
dollars
% of total
exposure
Receivables, net
Regulated utilities:
Residential $
471 20% $
376 22%
Commercial
211 9%
184 11%
Industrial
94 4%
73 4%
Other
177 8%
105 6%
Cash collateral
3 0% 46 3%
956 41%
784 46%
Trading group:
Credit rating of A- or above
146 6%
88 5%
Credit rating of BBB- to BBB+
78 3%
42 2%
Not rated
416 18%
165 10%
640 27%
295 17%
Other accounts receivable
408 17%
331 20%
Classification as assets held for sale
(1)
134 6%
118 7%
2,138 92%
1,528 90%
Derivative Instruments (current and long-term)
Credit rating of A- or above
96 4%
91 5%
Credit rating of BBB- to BBB+
3 0%
1 0%
Not rated
99 4%
74 5%
198 8%
166 10%
$
2,336 100% $
1,694 100%
(1) On August 5, 2024, Emera announced an
agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified as
held for sale beginning in Q3 2024.
For further details on the pending transaction, refer
to note 4.

Cash Collateral Positions	As at December 31 December 31 millions of dollars 2025 2024 Cash collateral provided to others $ 193 $ 198 Cash collateral received from others $ 5 $ 5